Note 9 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2019
	Gross Amount	Debt Issuance Costs	Net Amount
New Term Loan Agreement	$23,000	$(415)	$22,585
Less current portion	1,057	(42)	1,015
Long-term debt	$21,943	$(373)	$21,570
	2018
	Gross Amount	Debt Issuance Costs	Net Amount
2016 Term Loan Agreement	$10,898	$(153)	$10,745
Less current portion	597	(19)	578
Long-term debt	$10,301	$(134)	$10,167

Schedule of Maturities of Long-term Debt [Table Text Block]
2020	$1,057
2021	1,111
2022	1,167
2023	1,227
2024	1,290
Thereafter	17,148
Total	$23,000